Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (1,310,710)	$ (116,024)	$ (132,652)	$ (42,788,953)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	0	140	140	264
Bad debt expense			0	3,000
Amortization of discount on derivative liabilities	329	2,943	3,924	17,317
Stock issued for services	1,275,000
Loss on extinguishment of debt - related party			0	42,629,753
Accounts payable and accounts payable - related party	22,608	(7,711)	4,784	4,574
Changes in operating assets and liabilities:
Accrued expenses	12,697	58,591	61,772	82,482
Net Cash Used in Operating Activities	(76)	(62,061)	(62,032)	(51,563)
Net Cash Used in Investing Activities	0	0
Cash Flows from Financing Activities
Proceeds from convertible notes payable, related parties	0	60,000	60,000	50,000
Net Cash Provided by Financing Activities	0	60,000	60,000	50,000
Net Change in Cash	(76)	(2,061)	(2,032)	(1,563)
Cash - beginning of reporting period	93	2,125	2,125	3,688
Cash - end of reporting period	17	64	93	2,125
Supplemental disclosure of cash flow information:
Interest paid	0	3,798	3,798	5,024
Income tax paid	0	0
Non Cash Financing and Investing Activities
Exercise of conversion of debt and accrued interest - related party	117,808	0	0	91,148
Capital contribution related to salaries waived	0	60,000	$ 60,000	$ 80,000
Issuance of stock split effected in the form of a dividend	$ 2,531	$ 0